Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets
The recorded loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2022	2021

Individual loss allowance at January 1	2.0	1.8
Addition	6.3	1.5
Release	0.0	(1.3)
Exchange differences	(0.1)	0.0
Individual loss allowance at December 31	8.2	2.0

(CHF in millions)	2022	2021

Expected credit loss at January 1	0.6	0.1
Change	0.3	0.5
Expected credit loss at December 31	0.9	0.6

(CHF in millions)	12/31/2022	12/31/2021

Credit cards	6.9	6.4
Deposits	22.5	14.8
Other current financial assets	3.8	8.8
Other current financial assets at amortized cost	33.2	30.1
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	33.2	30.1